Quarterly Report
June 30, 2020
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.8%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$252,101
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	166,883
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	105,844
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	117,737
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	88,812
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	137,886
		$869,263
General Obligations - General Purpose – 4.9%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,231,520
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	359,186
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	74,653
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	52,689
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	118,176
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	90,004
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	31,848
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	238,178
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	972,000
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	434,949
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	475,000	475,000
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,424
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	130,551
State of Arkansas, Federal Highway Grant Anticipation and Tax Rev., 5%, 4/01/2026	1,815,000	2,141,228
State of Illinois, 5.5%, 5/01/2039	120,000	135,025
State of Illinois, 5.75%, 5/01/2045	115,000	130,717
State of Illinois, “A”, 4%, 12/01/2033	60,000	59,292
		$7,735,440
General Obligations - Schools – 5.0%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,697,055
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,105,760
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	48,115
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,424
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,394
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,150,908
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,102,640
		$8,016,296
Healthcare Revenue - Hospitals – 10.6%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,375,100
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,171,270
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,140,330
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,208,294
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,836,067
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	10,776
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,739
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,830
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	85,000	91,597
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	563,096
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,064,070
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	20,957
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	421,932
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,002,880
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	705,000	819,964
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	75,000	107,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pulaski County, AR, Public Facilities Board, Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	$750,000	$670,245
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,258,595
		$16,780,287
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$371,803
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	225,000	241,778
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	330,000	360,159
		$973,740
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$106,905
Miscellaneous Revenue - Other – 2.5%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,000,000	$2,320,380
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,710,786
		$4,031,166
Sales & Excise Tax Revenue – 17.0%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,015,000	$1,017,740
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	789,915
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,466,179
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	761,277
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	930,036
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,246,151
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	423,476
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,182,576
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	453,429
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,364,460
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	1,210,000	1,252,858
Mississippi County, AR, 4%, 6/01/2036	650,000	699,355
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,172,833
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,218,262
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	36,702
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,346,000	1,407,310
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	356,644
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	120,556
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	63,925
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,307
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	54,321
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	417,502
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	367,172
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	617,407
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,410,040
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,106,600
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,123,110
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,061,360
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,846,477
		$26,985,167
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$739,635
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	250,000	258,247
		$997,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 1.7%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$300,000	$301,080
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	690,000	743,468
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	705,000	759,088
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	745,000	826,272
		$2,629,908
State & Local Agencies – 5.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,804,048
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	954,358
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,159,698
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	585,000	692,119
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	345,000	384,458
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	580,000	638,290
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	150,000	169,382
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,190,384
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	581,626
		$8,574,363
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$68,263
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	175,243
		$243,506
Tax - Other – 4.7%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,247,700
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,363,270
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	210,059
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	971,052
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	644,156
		$7,436,237
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$15,009
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	15,000	15,460
		$30,469
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,254,344
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	446,945
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	133,661
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	60,000	68,766
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	199,935
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	840,000	884,512
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,010,000	279,028
		$4,267,191
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$263,555
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	204,595
		$468,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 6.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	$430,000	$469,022
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,081
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,115,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	615,000	666,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	489,437
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	755,090
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	320,000	349,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	387,680
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	454,154
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4.75%, 11/15/2045	200,000	221,762
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 5%, 11/15/2050	245,000	277,842
Metropolitan Transportation Authority Rev., NY, “E”, 4%, 9/01/2020	230,000	230,405
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	535,000	546,181
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	415,066
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,032,214
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	350,297
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,775,000	1,805,335
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	139,120
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	136,694
		$9,860,957
Universities - Colleges – 15.2%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,667,400
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	578,419
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	83,854
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	137,430
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	55,601
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	58,500
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,045,890
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,058,330
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,193,130
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	369,798
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	663,788
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	214,888
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,817,235
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,392,242
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,062,220
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,135,320
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,859,220
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	600,000	601,176
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	595,858
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	887,367
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,281,780
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	250,000	262,100
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	261,777
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	522,770
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	318,417
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,955,265
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	571,090
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	582,114
		$24,232,979
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,294,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$355,000	$363,875
Utilities - Municipal Owned – 6.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,203,150
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,243,169
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,183,000
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,281,675
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	455,778
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	800,144
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,000,789
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	284,950
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	45,175
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	20,925
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,463
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	101,137
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	107,725
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	10,425
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	180,700
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	135,356
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	55,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	41,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	48,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	6,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	145,950
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	25,505
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	15,313
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	6,988
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	17,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	95,000	65,787
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	76,587
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	24,413
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	66,262
		$10,661,604
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$312,456
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	166,811
		$479,267
Water & Sewer Utility Revenue – 13.6%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,112,932
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	828,024
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,561,890
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,232
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	612,922
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,841,798
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,624,923
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	478,519
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2026	1,000,000	1,249,950
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,236,610
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	96,824
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	560,180
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	274,167
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	269,806
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	238,642
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047 (w)	1,000,000	1,001,070
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050 (w)	1,000,000	992,580
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039 (w)	1,000,000	1,181,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041 (w)	$500,000	$586,730
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,883,910
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	779,648
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	57,484
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	73,802
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,764
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	84,071
		$21,697,318
Total Municipal Bonds		$158,736,758
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$500,000	$149,059
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.17% (v)	2,618,356	$2,618,618

Other Assets, Less Liabilities – (1.5)%		(2,405,023)
Net Assets – 100.0%		$159,099,412
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,618,618 and $158,885,817, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $520,862, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,736,758	$—	$158,736,758
U.S. Corporate Bonds	—	149,059	—	149,059
Mutual Funds	2,618,618	—	—	2,618,618
Total	$2,618,618	$158,885,817	$—	$161,504,435
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,037,713	$11,610,932	$12,030,040	$(52)	$65	$2,618,618
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,950	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2020, are as follows:
Arkansas	69.9%
Puerto Rico	9.1%
Guam	3.9%
New Jersey	2.9%
New York	2.2%
Illinois	1.6%
Massachusetts	1.4%
Colorado	1.2%
Maryland	1.0%
Ohio	1.0%
Texas	1.0%
California	0.8%
Pennsylvania	0.8%
North Carolina	0.7%
Iowa	0.6%
Connecticut	0.5%
Alabama	0.4%
Michigan	0.4%
South Carolina	0.4%
Florida	0.3%
Tennessee	0.3%
Washington DC	0.2%
Indiana	0.1%
New Hampshire	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.